Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 x

Pre-Effective Amendment No. ¨

Post-Effective Amendment No. 586 x

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 x

Amendment No. 587 x

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Elisabeth Dahl

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Cassandra W. Borchers, Esq.

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

(513) 352-6632

It is proposed that this filing will become effective:

□	immediately upon filing pursuant to paragraph (b)
☒	on July 5, 2024 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 581 (“PEA No. 581”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 22, 2024, and pursuant to Rule 485(a)(2) would become effective on June 5, 2024.

This Post-Effective Amendment No. 586 is being filed pursuant to Rule 485(b)(1)(iii) on May 29, 2024 for the sole purpose of designating July 5, 2024 as the new date upon which PEA No. 581 shall become effective.

This Post-Effective Amendment No. 586 incorporates by reference the information contained in Parts A, B and C of PEA No. 581.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on May 29, 2024.

UNIFIED SERIES TRUST

By:	/s/ Martin R. Dean**
Martin R. Dean, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson**	Interested Trustee	May 29, 2024
David R. Carson

/s/ Martin R. Dean**	President	May 29, 2024
Martin R. Dean

/s/ Zachary Richmond*+	Treasurer and CFO	May 29, 2024
Zachary Richmond

/s/ Daniel Condon*	Trustee	May 29, 2024
Daniel Condon

/s/ Ronald Tritschler*	Trustee	May 29, 2024
Ronald Tritschler

/s/ Kenneth Grant*	Trustee	May 29, 2024
Kenneth Grant

/s/ Catharine B. McGauley***	Trustee	May 29, 2024
Catharine B. McGauley

/s/ Freddie Jacobs, Jr.****	Trustee	May 29, 2024
Freddie Jacobs, Jr.

/s/ Elisabeth A. Dahl
Elisabeth A. Dahl, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 14, 2018 (+and May 17, 2018) and filed with Registrant’s registration statement on Form N-1A dated July 27, 2018 and incorporated herein by reference.
**	Signed pursuant to a Power of Attorney dated November 16, 2021 and filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.
***	Signed pursuant to a Power of Attorney dated October 25, 2022 and filed with Registrant’s registration statement on Form N-1A dated November 18, 2022 and incorporated herein by reference.
****	Signed pursuant to a Power of Attorney dated October 18, 2022 and filed with Registrant’s registration statement on Form N-1A dated November 18, 2022 and incorporated herein by reference.